REVENUES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 28,356,673	$ 8,545,083	$ 49,924,184	$ 26,726,988
Total revenues	28,401,871	8,570,657	50,039,632	26,788,920
Digital Assets
Disaggregation of Revenue [Line Items]
Total revenues	28,397,744	8,555,809	50,025,018	26,717,351
Data Centers
Disaggregation of Revenue [Line Items]
Total revenues	2,662	0	2,662	0
Treasury and Corporate
Disaggregation of Revenue [Line Items]
Total revenues	1,465	14,848	11,952	71,569
Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	28,362,158	8,532,944	49,933,623	26,659,653
Total revenues	28,397,744	8,555,809	50,025,018	26,717,351
Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Total revenues	2,662	0	2,662	0
Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(5,485)	12,139	(9,439)	67,335
Total revenues	1,465	14,848	11,952	71,569
Digital assets sales
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	28,199,024	8,464,827	49,613,572	26,507,682
Digital assets sales | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	28,199,024	8,464,827	49,613,572	26,507,682
Digital assets sales | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Digital assets sales | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Fees
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	104,279	20,722	132,788	75,378
Fees | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	106,216	14,527	139,883	52,988
Fees | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Fees | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(1,937)	6,195	(7,095)	22,390
Blockchain rewards
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	52,199	48,099	164,473	96,053
Blockchain rewards | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	56,918	53,590	180,168	98,983
Blockchain rewards | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Blockchain rewards | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(4,719)	(5,491)	(15,695)	(2,930)
Proprietary mining
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,171	11,435	13,351	47,875
Proprietary mining | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Proprietary mining | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Proprietary mining | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,171	11,435	13,351	47,875
Blockchain rewards from non-customers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	2,612	1,944	13,219	5,528
Blockchain rewards from non-customers | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	2,350	960	4,610	4,544
Blockchain rewards from non-customers | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	0	0	0	0
Blockchain rewards from non-customers | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	262	984	8,609	984
Lending
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	42,586	23,630	102,229	56,404
Lending | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	33,236	21,905	86,785	53,154
Lending | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	2,662	0	2,662	0
Lending | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	6,688	1,725	12,782	3,250
Galaxy Digital Holdings, LP
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					$ 42,503,233	$ 51,577,737	$ 119,796,571
Total revenues	$ 28,401,870	$ 8,570,657	$ 50,039,611	$ 26,788,920	42,596,673	51,626,779	119,825,847
Galaxy Digital Holdings, LP | Digital Assets
Disaggregation of Revenue [Line Items]
Total revenues					42,497,063	51,565,491	119,785,259
Galaxy Digital Holdings, LP | Data Centers
Disaggregation of Revenue [Line Items]
Total revenues					0	0	0
Galaxy Digital Holdings, LP | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Total revenues					99,610	61,288	40,588
Galaxy Digital Holdings, LP | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					42,410,806	51,520,590	119,755,983
Total revenues					42,497,063	51,565,491	119,785,259
Galaxy Digital Holdings, LP | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					0	0	0
Total revenues					0	0	0
Galaxy Digital Holdings, LP | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					92,427	57,147	40,588
Total revenues					99,610	61,288	40,588
Galaxy Digital Holdings, LP | Digital assets sales
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					42,155,920	51,488,120	119,724,879
Galaxy Digital Holdings, LP | Digital assets sales | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					42,155,920	51,488,120	119,724,879
Galaxy Digital Holdings, LP | Digital assets sales | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					0	0	0
Galaxy Digital Holdings, LP | Digital assets sales | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					0	0	0
Galaxy Digital Holdings, LP | Fees
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					103,194	50,811	34,271
Galaxy Digital Holdings, LP | Fees | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					74,962	29,240	31,104
Galaxy Digital Holdings, LP | Fees | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					0	0	0
Galaxy Digital Holdings, LP | Fees | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					28,232	21,571	3,167
Galaxy Digital Holdings, LP | Blockchain rewards
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					180,814	5,685	7,510
Galaxy Digital Holdings, LP | Blockchain rewards | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					179,924	3,230	0
Galaxy Digital Holdings, LP | Blockchain rewards | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					0	0	0
Galaxy Digital Holdings, LP | Blockchain rewards | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					890	2,455	7,510
Galaxy Digital Holdings, LP | Proprietary mining
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					63,305	33,121	29,911
Galaxy Digital Holdings, LP | Proprietary mining | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					0	0	0
Galaxy Digital Holdings, LP | Proprietary mining | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					0	0	0
Galaxy Digital Holdings, LP | Proprietary mining | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					63,305	33,121	29,911
Galaxy Digital Holdings, LP | Blockchain rewards from non-customers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer					7,951	982	0
Galaxy Digital Holdings, LP | Blockchain rewards from non-customers | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer					5,852	982	0
Galaxy Digital Holdings, LP | Blockchain rewards from non-customers | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer					0	0	0
Galaxy Digital Holdings, LP | Blockchain rewards from non-customers | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer					2,099	0	0
Galaxy Digital Holdings, LP | Lending
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer					85,489	48,060	29,276
Galaxy Digital Holdings, LP | Lending | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer					80,405	43,919	29,276
Galaxy Digital Holdings, LP | Lending | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer					0	0	0
Galaxy Digital Holdings, LP | Lending | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer					$ 5,084	$ 4,141	$ 0